Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Securities sold under agreements to repurchase and federal funds purchased	$ 276,980	$ 242,029
FHLB advances	0	0
Total short-term borrowings	276,980	242,029
Repurchase agreements and Federal Funds Purchased
Short-term Debt [Line Items]
Total short-term borrowings	276,980	242,029
Highest month-end balance	307,025	280,863
Average daily balance	262,709	251,868
Weighted-average interest rate:
As of year-end	0.18%	0.19%
Paid during the year	0.19%	0.21%
FHLB Advances
Short-term Debt [Line Items]
Total short-term borrowings	0	0
Highest month-end balance	0	0
Average daily balance	$ 561	$ 1,255
Weighted-average interest rate:
As of year-end	0.00%	0.00%
Paid during the year	0.10%	0.41%